Related Party Transactions (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Related Party Transactions
Schedule of transactions with related parties

(Thousands)	September 30, 2022	December 31, 2021
Short-term related party debt:
Brown Brothers Harriman(1)	$—	$34,199

Subordinated related party debt:
Wooster Capital(2)	—	9,800
Jo Ellen Ford(1)	—	3,500
Total	$—	$13,300

	Three Months Ended September 30,		Nine Months Ended September 30,
(Thousands)	2022	2021	2022	2021
Interest expense, net:
Brown Brothers Harriman(1)	—	358	541	936
Wooster Capital(2)	207	152	503	449
Jo Ellen Ford(1)	33	54	139	160
Westrock Finance, LLC(2)	—	98	—	290
Total	$240	$662	$1,183	$1,835
(1)	Related through common ownership
(2)	Related through common ownership and management

(Thousands)	December 31, 2021	December 31, 2020
Short-term related party debt:
Brown Brothers Harriman(1)	$34,199	$26,316

Subordinated related party debt:
Wooster Capital(2)	9,800	9,800
Jo Ellen Ford(2)	3,500	3,500
Westrock Finance, LLC(2)	—	4,280
Total	$13,300	$17,580

	Year Ended	Year Ended
(Thousands)	December 31, 2021	December 31, 2020
Selling, general and administrative expense
Westrock Group, LLC(1)	$3,333	$2,778

Interest expense, net:
Brown Brothers Harriman(1)	1,393	1,509
Wooster Capital(2)	599	498
Jo Ellen Ford(2)	214	178
Westrock Finance, LLC(2)	423	460
Total	$2,629	$2,645
(1)	Related through common ownership and management
(2)	Related through common ownership